Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax expense for continuing operations including noncontrolling interests

Details of income tax expense for continuing operations including noncontrolling interests were as follows:

	Dominion Energy			Virginia Power
Year Ended December 31,	2022	2021	2020	2022	2021	2020
(millions)
Current:
Federal	$(76)	$(301)	$(388)	$17	$67	$364
State	27	13	(91)	(17)	(13)	71
Total current expense (benefit)	(49)	(288)	(479)	—	54	435
Deferred:
Federal
Taxes before operating loss carryforwards and investment tax credits	(63)	144	(16)	212	145	(226)
Tax utilization expense of operating loss carryforwards	35	42	42	—	—	—
Investment tax credits	(129)	250	311	(148)	(39)	(27)
State	44	(26)	44	112	118	7
Total deferred expense (benefit)	(113)	410	381	176	224	(246)
Investment tax credit-gross deferral	18	121	42	18	121	42
Investment tax credit-amortization	(4)	(4)	(3)	(3)	(2)	(2)
Total income tax expense (benefit)	$(148)	$239	$(59)	$191	$397	$229

In 2022, Dominion Energy’s current income taxes reflect a benefit from continuing operations as the income tax expense associated with the East Ohio, PSNC and Questar Gas Transactions and Cove Point operations is reflected in discontinued operations.

Effective Income Tax

For continuing operations including noncontrolling interests, the statutory U.S. federal income tax rate reconciles to the Companies’ effective income tax rate as follows:

	Dominion Energy			Virginia Power
Year Ended December 31,	2022	2021	2020	2022	2021	2020
U.S. statutory rate	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%
Increases (reductions) resulting from:
Recognition of taxes - sale of subsidiary stock	(74.7)	—	—
Recognition of taxes - privatization intercompany gain	—	—	—	2.4	—	—
State taxes, net of federal benefit	(28.3)	1.8	(0.4)	4.6	4.6	4.8
Investment tax credits	108.9	(4.5)	(18.6)	(9.1)	(3.0)	(4.5)
Production tax credits	12.0	(0.6)	(1.3)	(1.0)	(0.6)	(0.7)
Valuation allowances	—	0.2	1.7	—	—	—
Reversal of excess deferred income taxes	67.3	(2.8)	(5.9)	(3.8)	(2.1)	(2.2)
State legislative change	0.3	(1.0)	—	—	(0.7)	—
Change in tax status	—	—	(3.3)	—	—	—
AFUDC—equity	5.0	(0.5)	(0.1)	(0.4)	(0.5)	—
Changes in state deferred taxes associated with assets held for sale	(4.1)	—	(6.3)
Absence of tax on noncontrolling interest	—	(0.2)	7.4
Settlements of uncertain tax positions	—	(1.7)	—	—	—	—
Employee stock ownership plan deduction	6.8	(0.4)	(1.7)
Other, net	5.7	(0.4)	(0.7)	(0.1)	0.1	(0.1)
Effective tax rate	119.9%	10.9%	(8.2)%	13.6%	18.8%	18.3%

Deferred income taxes components

The Companies’ deferred income taxes consist of the following:

	Dominion Energy		Virginia Power
At December 31,	2022	2021	2022	2021
(millions)
Deferred income taxes:
Total deferred income tax assets	$2,633	$2,782	$1,535	$1,373
Total deferred income tax liabilities	7,730	7,961	4,701	4,286
Total net deferred income tax liabilities	$5,097	$5,179	$3,166	$2,913
Total deferred income taxes:
Plant and equipment, primarily depreciation method and basis differences	$4,257	$4,773	$3,355	$3,327
Excess deferred income taxes	(847)	(884)	(616)	(629)
Unrecovered NND Project costs	479	508
DESC rate refund	(89)	(113)
Toshiba Settlement	(162)	(189)
Nuclear decommissioning	1,001	1,114	311	324
Deferred state income taxes	803	777	566	420
Federal benefit of deferred state income taxes	(164)	(163)	(119)	(88)
Deferred fuel, purchased energy and gas costs	509	154	403	126
Pension benefits	330	282	(105)	(119)
Other postretirement benefits	58	68	111	93
Loss and credit carryforwards	(1,782)	(1,566)	(751)	(537)
Valuation allowances	137	138	7	6
Partnership basis differences	466	390
Other	101	(109)	4	(10)
Total net deferred income tax liabilities	$5,097	$5,180	$3,166	$2,913
Deferred Investment Tax Credits – Regulated Operations	300	286	286	270
Total Deferred Taxes and Deferred Investment Tax Credits	$5,397	$5,466	$3,452	$3,183

Summary of deductible loss and credit carryforwards

At December 31, 2022, Dominion Energy had the following deductible loss and credit carryforwards:

	Deductible	Deferred	Valuation	Expiration
	Amount	Tax Asset	Allowance	Period
(millions)
Federal losses	$778	$163	$—	2037
Federal investment credits	—	874	—	2036-2042
Federal production and other credits	—	82	—	2036-2042
State losses	5,665	305	(51)	2023-2042
State minimum tax credits	—	271	—	No expiration
State investment and other credits	—	127	(86)	2023-2032
Total	$6,443	$1,822	$(137)

At December 31, 2022, Virginia Power had the following deductible loss and credit carryforwards:

	Deductible	Deferred	Valuation	Expiration
	Amount	Tax Asset	Allowance	Period
(millions)
Federal losses	$—	$—	$—
Federal investment credits	—	631	—	2036-2042
Federal production and other credits	—	80	—	2036-2042
State losses	513	31	—	2042
State investment and other credits	—	9	(7)	2024
Total	$513	$751	$(7)

Reconciliation of changes in unrecognized tax benefits

A reconciliation of changes in Dominion Energy’s unrecognized tax benefits follows. Virginia Power does not have any unrecognized tax benefits in the periods presented:

	Dominion Energy
	2022	2021	2020
(millions)
Beginning balance	$128	$167	$175
Increases-prior period positions	8	48	18
Decreases-prior period positions	(8)	(59)	(19)
Increases-current period positions	2	2	1
Settlements with tax authorities	(3)	(26)	—
Expiration of statutes of limitations	(10)	(4)	(8)
Ending balance	$117	$128	$167

Earliest tax year remaining

For each of the major states in which Dominion Energy operates or previously operated, the earliest tax year remaining open for examination is as follows:

State	Earliest Open Tax Year
Pennsylvania(1)	2012
Connecticut	2019
Virginia(2)	2019
Utah(1)	2019
South Carolina	2019

(1)
Considered a major state for entities presented in discontinued operations.
(2)
Considered a major state for Virginia Power’s operations.